Note 8 - Net Loss Per Share Attributable to Common Stockholders - Common Stock Equivalents Excluded From Calculation of Net Loss Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities (in shares)	22,543,879	26,736,643	22,543,879	26,736,643	26,710,001	24,793,847	2,166,254
Convertible Preferred Stock [Member]
Antidilutive Securities (in shares)	21,771,032	22,112,775	21,771,032	22,112,775	22,112,775	22,112,775
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities (in shares)	772,847	4,597,226	772,847	4,597,226	4,597,226	2,681,072	2,166,254
Employee Stock Purchase Plan [Member]
Antidilutive Securities (in shares)		26,642		26,642